Leases - Additional Information (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Operating leases not yet commenced	$ 21,300
Maximum
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract	11 years
Minimum
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract	5 years